OTHER PAYABLES AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Payables And Accrued Liabilities
OTHER PAYABLES AND ACCRUED LIABILITIES

6. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31, 2025	As of December 31, 2024
Accrued expenses	$274,303	$254,474
Other payable	1,833	381,879
Receipt in advance	734,018	514,903
Total	$1,010,154	$1,151,256

Accrued expenses consist of outstanding audit fee, employee claims and salary, service tax and miscellaneous expenses.

Other payable includes primarily payable to third parties and service tax payable.

Receipt in advance consist of monies received from customer but have yet to satisfied performance obligation.

7. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2024	As of December 31, 2023
Accrued expenses	$254,474	$351,036
Other payable	381,879	57,503
Receipt in advance	514,903	178,056
Total	$1,151,256	$586,595

Accrued expenses consist of outstanding audit fee, employee claims and salary, service tax and miscellaneous expenses.

Other payable includes primarily payable to third parties and service tax payable.

Receipt in advance consist of monies received from customer but have yet to satisfied performance obligation.